Debt (Term Loans consisted) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Original Principal Amount		$ 16,308
Accrued Interest		1,032
Loan Balance		17,340
Fees		678
Balance Due		18,018
December 2016 Loan [Member]
Original Principal Amount		3,315
Accrued Interest		324
Loan Balance		3,639
Fees		153
Balance Due		3,792
March 2017 Loan [Member]
Original Principal Amount		5,978
Accrued Interest		452
Loan Balance		6,430
Fees		275
Balance Due		6,705
July 2017 Loan [Member]
Original Principal Amount		5,435
Accrued Interest		249
Loan Balance		5,684
Fees		250
Balance Due		5,934
Bridge Loan [Member]
Original Principal Amount		1,500
Accrued Interest		6
Loan Balance		1,506
Fees
Balance Due		1,506
Claims Advances Loan [Member]
Original Principal Amount		80
Accrued Interest		1
Loan Balance		81
Fees
Balance Due		$ 81